Shareholder Report	6 Months Ended
Jun. 30, 2024 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSRS
Amendment Flag	false
Registrant Name	SCHWAB STRATEGIC TRUST
Entity Central Index Key	0001454889
Entity Investment Company Type	N-1A
Document Period End Date	Jun. 30, 2024
Schwab US TIPS ETF
Shareholder Report [Line Items]
Fund Name	Schwab U.S. TIPS ETF
Class Name	Schwab U.S. TIPS ETF
Trading Symbol	SCHP
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This semiannual shareholder report contains important information about the fund for the period of January 1, 2024, to June 30, 2024.
Shareholder Report Annual or Semi-Annual	semi annual shareholder report
Additional Information [Text Block]
You can find additional information about the fund at
www.schwabassetmanagement.com/schwabetfs_prospectus
. You can
also request this information by calling
1-866-414-6349
or by sending an email request to
orders@mysummaryprospectus.com
.

Additional Information Phone Number	1-866-414-6349
Additional Information Email	orders@mysummaryprospectus.com
Additional Information Website	www.schwabassetmanagement.com/schwabetfs_prospectus
Expenses [Text Block]
FUND COSTS FOR THE LAST six months ENDED June 30, 2024
(BASED ON A HYPOTHETICAL $10,000 INVESTMENT)

	COSTS OF A $10,000 INVESTMENT	COSTS PAID AS A PERCENTAGE OF A $10,000 INVESTMENT
Schwab U.S. TIPS ETF	$2	0.03%

Expenses Paid, Amount	$ 2
Expense Ratio, Percent	0.03%
Performance Past Does Not Indicate Future [Text]	The performance data quoted represents past performance. Past performance does not guarantee future results.
Average Annual Return [Table Text Block]
Average Annual Total Returns
1

Fund and Inception Date	6 Months	1 Year	5 Years	10 Years
Fund: Schwab U.S. TIPS ETF (08/05/2010)
Market Price Return 2	0.75%	2.59%	2.02%	1.86%
NAV Return 2	0.85%	2.69%	2.03%	1.86%
Bloomberg US Aggregate Bond Index 3	-0.71%	2.63%	-0.23%	1.35%
Bloomberg US Treasury Inflation-Linked Bond Index (Series-L) SM	0.70%	2.71%	2.07%	1.91%

All total returns on this page assume dividends and distributions were reinvested. Index figures do not include trading and management costs, which would lower performance. Indices are unmanaged and cannot be invested in directly. Performance results less than one year are not annualized.
For index definitions, please see www.schwabassetmanagement.com/glossary.
Shares are bought and sold at market price, which may be higher or lower than the net asset value (NAV). Brokerage commissions will reduce returns.
Index ownership — Bloomberg
®
and Bloomberg US Treasury Inflation-Linked Bond Index (Series-L)
SM
are service marks of Bloomberg Finance L.P. and its affiliates, including
Bloomberg Index Services Limited (BISL), the administrator of the indices (collectively, Bloomberg). Bloomberg is not affiliated with Charles Schwab Investment
Management, Inc., and Bloomberg does not approve, endorse, review, or recommend Schwab U.S. TIPS ETF. Bloomberg does not guarantee the timeliness, accurateness, or completeness of any data or information relating to Schwab U.S. TIPS ETF.
1
Performance does not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares.
2
ETF performance must be shown based on both a Market Price and a NAV basis. The fund’s per share NAV is the value of one share of the fund. NAV is calculated by taking the fund’s total assets (including the fair value of securities owned), subtracting liabilities, and dividing by the number of shares outstanding. The NAV Return is based on the NAV of the fund, and the Market Price Return is based on the market price per share of the fund. The price used to calculate market return (Market Price) is determined using the Official Closing Price of the primary stock exchange (generally, 4:00 p.m. Eastern time) and may not represent the returns you would receive if shares were traded at other times. Market Price and NAV returns assume that dividends and capital gain distributions have been reinvested in the fund at Market Price and NAV, respectively.
3
In anticipation of new regulatory requirements, the fund’s regulatory index has changed from the Bloomberg US Treasury Inflation-Linked Bond Index (Series-L)
SM
to the
Bloomberg US Aggregate Bond Index. The Bloomberg US Aggregate Bond Index provides a broad measure of market performance. The fund generally invests in securities that are included in the Bloomberg US Treasury Inflation-Linked Bond Index (Series-L)
SM
. The fund does not seek to track the regulatory index.

Performance Inception Date	Aug. 05, 2010
Updated Performance Information Location [Text Block]	To obtain performance information current to the most recent month end, please visit www.schwabassetmanagement.com/schwabetfs_prospectus .
Net Assets	$ 11,135,000,000
Holdings Count | Holding	49
Investment Company, Portfolio Turnover	13.00%
Additional Fund Statistics [Text Block]
Statistics

Net Assets (millions)	$11,135
Number of Holdings	49
Portfolio Turnover Rate (not annualized; excludes in-kind transactions)	13%
Weighted Average Maturity	7.1 Yrs
Weighted Average Duration	6.5 Yrs

Holdings [Text Block]
Portfolio Composition By Security Type % of Investments

Portfolio holdings may have changed since the report date.
An index is a statistical composite of a specified financial market or sector. Unlike the fund, an index does not actually hold a portfolio of securities and its return is not inclusive of operational and transaction costs incurred by the fund.
Fixed-income securities are subject to increased loss of principal during periods of rising interest rates. An investment in the fund is not insured or guaranteed by the Federal
Deposit Insurance Corporation (FDIC) or any other government agency.
U.S. Treasury Inflation-Protected Securities (TIPS) generally have lower yields than conventional fixed rate bonds and will likely decline in price during periods of deflation, which could result in losses.
1
Less than 0.05%.
2
Includes the fund’s position in money market mutual funds registered under the Investment Company Act of 1940, as amended.

Schwab Short-Term U.S. Treasury ETF
Shareholder Report [Line Items]
Fund Name	Schwab Short-Term U.S. Treasury ETF
Class Name	Schwab Short-Term U.S. Treasury ETF
Trading Symbol	SCHO
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This semiannual shareholder report contains important information about the fund for the period of January 1, 2024, to June 30, 2024.
Shareholder Report Annual or Semi-Annual	semi annual shareholder report
Additional Information [Text Block]
You can find additional information about the fund at
www.schwabassetmanagement.com/schwabetfs_prospectus
.
You can
also request this information by calling
1-866-414-6349
or by sending an email request to
orders@mysummaryprospectus.com
.

Additional Information Phone Number	1-866-414-6349
Additional Information Email	orders@mysummaryprospectus.com
Additional Information Website	www.schwabassetmanagement.com/schwabetfs_prospectus
Expenses [Text Block]
FUND COSTS FOR THE LAST six months ENDED June 30, 2024
(BASED ON A HYPOTHETICAL $10,000 INVESTMENT)

	COSTS OF A $10,000 INVESTMENT	COSTS PAID AS A PERCENTAGE OF A $10,000 INVESTMENT
Schwab Short-Term U.S. Treasury ETF	$2	0.03%

Expenses Paid, Amount	$ 2
Expense Ratio, Percent	0.03%
Performance Past Does Not Indicate Future [Text]	The performance data quoted represents past performance. Past performance does not guarantee future results.
Average Annual Return [Table Text Block]
Average Annual Total Returns
1

Fund and Inception Date	6 Months	1 Year	5 Years	10 Years
Fund: Schwab Short-Term U.S. Treasury ETF (08/05/2010)
Market Price Return 2	1.17%	4.45%	0.98%	1.06%
NAV Return 2	1.19%	4.47%	0.98%	1.06%
Bloomberg US Aggregate Bond Index 3	-0.71%	2.63%	-0.23%	1.35%
Bloomberg US Treasury 1-3 Year Index	1.19%	4.51%	1.02%	1.12%

All total returns on this page assume dividends and distributions were reinvested. Index figures do not include trading and management costs, which would lower performance. Indices are unmanaged and cannot be invested in directly. Performance results less than one year are not annualized.
For index definitions, please see www.schwabassetmanagement.com/glossary.
Shares are bought and sold at market price, which may be higher or lower than the net asset value (NAV). Brokerage commissions will reduce returns.
Index ownership — Bloomberg
®
and Bloomberg US Treasury 1-3 Year Index are service marks of Bloomberg Finance L.P. and its affiliates, including Bloomberg Index Services
Limited (BISL), the administrator of the indices (collectively, Bloomberg). Bloomberg is not affiliated with Charles Schwab Investment Management, Inc., and Bloomberg does not approve, endorse, review, or recommend Schwab Short-Term U.S. Treasury ETF. Bloomberg does not guarantee the timeliness, accurateness, or completeness of any data or information relating to Schwab Short-Term U.S. Treasury ETF.
1
Performance does not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares.
2
ETF performance must be shown based on both a Market Price and a NAV basis. The fund’s per share NAV is the value of one share of the fund. NAV is calculated by taking the fund’s total assets (including the fair value of securities owned), subtracting liabilities, and dividing by the number of shares outstanding. The NAV Return is based on the NAV of the fund, and the Market Price Return is based on the market price per share of the fund. The price used to calculate market return (Market Price) is determined using the Official Closing Price of the primary stock exchange (generally, 4:00 p.m. Eastern time) and may not represent the returns you would receive if shares were traded at other times. Market Price and NAV returns assume that dividends and capital gain distributions have been reinvested in the fund at Market Price and NAV, respectively.
3
In anticipation of new regulatory requirements, the fund’s regulatory index has changed from the Bloomberg US Treasury 1-3 Year Index to the Bloomberg US Aggregate
Bond Index. The Bloomberg US Aggregate Bond Index provides a broad measure of market performance. The fund generally invests in securities that are included in the
Bloomberg US Treasury 1-3 Year Index. The fund does not seek to track the regulatory index.

Performance Inception Date	Aug. 05, 2010
Updated Performance Information Location [Text Block]	To obtain performance information current to the most recent month end, please visit www.schwabassetmanagement.com/schwabetfs_prospectus .
Net Assets	$ 10,543,000,000
Holdings Count | Holding	97
Investment Company, Portfolio Turnover	33.00%
Additional Fund Statistics [Text Block]
Statistics

Net Assets (millions)	$10,543
Number of Holdings	97
Portfolio Turnover Rate (not annualized; excludes in-kind transactions)	33%
Weighted Average Maturity	2.0 Yrs
Weighted Average Duration	1.9 Yrs

Holdings [Text Block]
Portfolio Composition By Security Type % of Investments

Portfolio holdings may have changed since the report date.
An index is a statistical composite of a specified financial market or sector. Unlike the fund, an index does not actually hold a portfolio of securities and its return is not inclusive of operational and transaction costs incurred by the fund.
Fixed-income securities are subject to increased loss of principal during periods of rising interest rates. An investment in the fund is not insured or guaranteed by the Federal
Deposit Insurance Corporation (FDIC) or any other government agency.
1
Includes the fund’s position in money market mutual funds registered under the Investment Company Act of 1940, as amended.

Schwab Intermediate-Term U.S. Treasury ETF
Shareholder Report [Line Items]
Fund Name	Schwab Intermediate-Term U.S. Treasury ETF
Class Name	Schwab Intermediate-Term U.S. Treasury ETF
Trading Symbol	SCHR
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This semiannual shareholder report contains important information about the fund for the period of January 1, 2024, to June 30, 2024.
Shareholder Report Annual or Semi-Annual	semi annual shareholder report
Additional Information [Text Block]
You can find additional information about the fund at
www.schwabassetmanagement.com/schwabetfs_prospectus
.
You can
also request this information by calling
1-866-414-6349
or by sending an email request to
orders@mysummaryprospectus.com
.

Additional Information Phone Number	1-866-414-6349
Additional Information Email	orders@mysummaryprospectus.com
Additional Information Website	www.schwabassetmanagement.com/schwabetfs_prospectus
Expenses [Text Block]
FUND COSTS FOR THE LAST six months ENDED June 30, 2024
(BASED ON A HYPOTHETICAL $10,000 INVESTMENT)

	COSTS OF A $10,000 INVESTMENT	COSTS PAID AS A PERCENTAGE OF A $10,000 INVESTMENT
Schwab Intermediate-Term U.S. Treasury ETF	$1	0.03%

Expenses Paid, Amount	$ 1
Expense Ratio, Percent	0.03%
Performance Past Does Not Indicate Future [Text]	The performance data quoted represents past performance. Past performance does not guarantee future results.
Average Annual Return [Table Text Block]
Average Annual Total Returns
1

Fund and Inception Date	6 Months	1 Year	5 Years	10 Years
Fund: Schwab Intermediate-Term U.S. Treasury ETF (08/05/2010 )
Market Price Return 2	-0.37%	2.51%	-0.27%	1.07%
NAV Return 2	-0.39%	2.53%	-0.29%	1.07%
Bloomberg US Aggregate Bond Index 3	-0.71%	2.63%	-0.23%	1.35%
Bloomberg US Treasury 3-10 Year Index	-0.48%	2.55%	-0.26%	1.13%

All total returns on this page assume dividends and distributions were reinvested. Index figures do not include trading and management costs, which would lower performance. Indices are unmanaged and cannot be invested in directly. Performance results less than one year are not annualized.
For index definitions, please see www.schwabassetmanagement.com/glossary.
Shares are bought and sold at market price, which may be higher or lower than the net asset value (NAV). Brokerage commissions will reduce returns.
Index ownership — Bloomberg
®
and Bloomberg US Treasury 3-10 Year Index are service marks of Bloomberg Finance L.P. and its affiliates, including Bloomberg Index Services
Limited (BISL), the administrator of the indices (collectively, Bloomberg). Bloomberg is not affiliated with Charles Schwab Investment Management, Inc., and Bloomberg does not approve, endorse, review, or recommend Schwab Intermediate-Term U.S. Treasury ETF. Bloomberg does not guarantee the timeliness, accurateness, or completeness of any data or information relating to Schwab Intermediate-Term U.S. Treasury ETF.
1
Performance does not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares.
2
ETF performance must be shown based on both a Market Price and a NAV basis. The fund’s per share NAV is the value of one share of the fund. NAV is calculated by taking the fund’s total assets (including the fair value of securities owned), subtracting liabilities, and dividing by the number of shares outstanding. The NAV Return is based on the NAV of the fund, and the Market Price Return is based on the market price per share of the fund. The price used to calculate market return (Market Price) is determined using the Official Closing Price of the primary stock exchange (generally, 4:00 p.m. Eastern time) and may not represent the returns you would receive if shares were traded at other times. Market Price and NAV returns assume that dividends and capital gain distributions have been reinvested in the fund at Market Price and NAV, respectively.
3
In anticipation of new regulatory requirements, the fund’s regulatory index has changed from the Bloomberg US Treasury 3-10 Year Index to the Bloomberg US Aggregate
Bond Index. The Bloomberg US Aggregate Bond Index provides a broad measure of market performance. The fund generally invests in securities that are included in the
Bloomberg US Treasury 3-10 Year Index. The fund does not seek to track the regulatory index.

Performance Inception Date	Aug. 05, 2010
Updated Performance Information Location [Text Block]	To obtain performance information current to the most recent month end, please visit www.schwabassetmanagement.com/schwabetfs_prospectus .
Net Assets	$ 8,091,000,000
Holdings Count | Holding	107
Investment Company, Portfolio Turnover	19.00%
Additional Fund Statistics [Text Block]
Statistics

Net Assets (millions)	$8,091
Number of Holdings	107
Portfolio Turnover Rate (not annualized; excludes in-kind transactions)	19%
Weighted Average Maturity	5.6 Yrs
Weighted Average Duration	5.0 Yrs

Holdings [Text Block]
Portfolio Composition By Security Type % of Investments

Portfolio holdings may have changed since the report date.
An index is a statistical composite of a specified financial market or sector. Unlike the fund, an index does not actually hold a portfolio of securities and its return is not inclusive of operational and transaction costs incurred by the fund.
Fixed-income securities are subject to increased loss of principal during periods of rising interest rates. An investment in the fund is not insured or guaranteed by the Federal
Deposit Insurance Corporation (FDIC) or any other government agency.
1
Less than 0.05%.
2
Includes the fund’s position in money market mutual funds registered under the Investment Company Act of 1940, as amended.

Schwab Long-Term U.S. Treasury ETF
Shareholder Report [Line Items]
Fund Name	Schwab Long-Term U.S. Treasury ETF
Class Name	Schwab Long-Term U.S. Treasury ETF
Trading Symbol	SCHQ
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This semiannual shareholder report contains important information about the fund for the period of January 1, 2024, to June 30, 2024.
Shareholder Report Annual or Semi-Annual	semi annual shareholder report
Additional Information [Text Block]
You can find additional information about the fund at
www.schwabassetmanagement.com/schwabetfs_prospectus
.
You can
also request this information by calling
1-866-414-6349
or by sending an email request to
orders@mysummaryprospectus.com
.

Additional Information Phone Number	1-866-414-6349
Additional Information Email	orders@mysummaryprospectus.com
Additional Information Website	www.schwabassetmanagement.com/schwabetfs_prospectus
Expenses [Text Block]
FUND COSTS FOR THE LAST six months ENDED June 30, 2024
(BASED ON A HYPOTHETICAL $10,000 INVESTMENT)

	COSTS OF A $10,000 INVESTMENT	COSTS PAID AS A PERCENTAGE OF A $10,000 INVESTMENT
Schwab Long-Term U.S. Treasury ETF	$1	0.03%

Expenses Paid, Amount	$ 1
Expense Ratio, Percent	0.03%
Performance Past Does Not Indicate Future [Text]	The performance data quoted represents past performance. Past performance does not guarantee future results.
Average Annual Return [Table Text Block]
Average Annual Total Returns
1

Fund and Inception Date	6 Months	1 Year	Since Inception*
Fund: Schwab Long-Term U.S. Treasury ETF (10/10/2019)
Market Price Return 2	-4.73%	-5.73%	-6.21%
NAV Return 2	-4.73%	-5.65%	-6.22%
Bloomberg US Aggregate Bond Index 3	-0.71%	2.63%	-0.80%
Bloomberg US Long Treasury Index	-5.01%	-5.61%	-6.20%

All total returns on this page assume dividends and distributions were reinvested. Index figures do not include trading and management costs, which would lower performance. Indices are unmanaged and cannot be invested in directly. Performance results less than one year are not annualized.
For index definitions, please see www.schwabassetmanagement.com/glossary.
Shares are bought and sold at market price, which may be higher or lower than the net asset value (NAV). Brokerage commissions will reduce returns.
Index ownership — Bloomberg
®
and Bloomberg US Long Treasury Index are service marks of Bloomberg Finance L.P. and its affiliates, including Bloomberg Index Services
Limited (BISL), the administrator of the indices (collectively, Bloomberg). Bloomberg is not affiliated with Charles Schwab Investment Management, Inc., and Bloomberg does not approve, endorse, review, or recommend Schwab Long-Term U.S. Treasury ETF. Bloomberg does not guarantee the timeliness, accurateness, or completeness of any data or information relating to Schwab Long-Term U.S. Treasury ETF.
*
Inception (10/10/2019) represents the date that the shares began trading in the secondary market.
1
Performance does not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares.
2
ETF performance must be shown based on both a Market Price and a NAV basis. The fund’s per share NAV is the value of one share of the fund. NAV is calculated by taking the fund’s total assets (including the fair value of securities owned), subtracting liabilities, and dividing by the number of shares outstanding. The NAV Return is based on the NAV of the fund, and the Market Price Return is based on the market price per share of the fund. The price used to calculate market return (Market Price) is determined using the Official Closing Price of the primary stock exchange (generally, 4:00 p.m. Eastern time) and may not represent the returns you would receive if shares were traded at other times. NAV is used as a proxy for purposes of calculating Market Price Return on inception date. Market Price and NAV returns assume that dividends and capital gain distributions have been reinvested in the fund at Market Price and NAV, respectively.
3
In anticipation of new regulatory requirements, the fund’s regulatory index has changed from the Bloomberg US Long Treasury Index to the Bloomberg US Aggregate Bond
Index. The Bloomberg US Aggregate Bond Index provides a broad measure of market performance. The fund generally invests in securities that are included in the
Bloomberg US Long Treasury Index. The fund does not seek to track the regulatory index.

Performance Inception Date	Oct. 10, 2019
Updated Performance Information Location [Text Block]	To obtain performance information current to the most recent month end, please visit www.schwabassetmanagement.com/schwabetfs_prospectus .
Net Assets	$ 677,315,000
Holdings Count | Holding	85
Investment Company, Portfolio Turnover	10.00%
Additional Fund Statistics [Text Block]
Statistics

Net Assets (thousands)	$677,315
Number of Holdings	85
Portfolio Turnover Rate (not annualized; excludes in-kind transactions)	10%
Weighted Average Maturity	22.5 Yrs
Weighted Average Duration	14.9 Yrs

Holdings [Text Block]
Portfolio Composition By Security Type % of Investments

Portfolio holdings may have changed since the report date.
An index is a statistical composite of a specified financial market or sector. Unlike the fund, an index does not actually hold a portfolio of securities and its return is not inclusive of operational and transaction costs incurred by the fund.
Fixed-income securities are subject to increased loss of principal during periods of rising interest rates. An investment in the fund is not insured or guaranteed by the Federal
Deposit Insurance Corporation (FDIC) or any other government agency.
1
Less than 0.05%.
2
Includes the fund’s position in money market mutual funds registered under the Investment Company Act of 1940, as amended.

Schwab U.S. Aggregate Bond ETF
Shareholder Report [Line Items]
Fund Name	Schwab U.S. Aggregate Bond ETF
Class Name	Schwab U.S. Aggregate Bond ETF
Trading Symbol	SCHZ
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This semiannual shareholder report contains important information about the fund for the period of January 1, 2024, to June 30, 2024.
Shareholder Report Annual or Semi-Annual	semi annual shareholder report
Additional Information [Text Block]
You can find additional information about the fund at
www.schwabassetmanagement.com/schwabetfs_prospectus
.
You can
also request this information by calling
1-866-414-6349
or by sending an email request to
orders@mysummaryprospectus.com
.

Additional Information Phone Number	1-866-414-6349
Additional Information Email	orders@mysummaryprospectus.com
Additional Information Website	www.schwabassetmanagement.com/schwabetfs_prospectus
Expenses [Text Block]
FUND COSTS FOR THE LAST six months ENDED June 30, 2024
(BASED ON A HYPOTHETICAL $10,000 INVESTMENT)

	COSTS OF A $10,000 INVESTMENT	COSTS PAID AS A PERCENTAGE OF A $10,000 INVESTMENT
Schwab U.S. Aggregate Bond ETF	$1	0.03%

Expenses Paid, Amount	$ 1
Expense Ratio, Percent	0.03%
Performance Past Does Not Indicate Future [Text]	The performance data quoted represents past performance. Past performance does not guarantee future results.
Average Annual Return [Table Text Block]
Average Annual Total Returns
1

Fund and Inception Date	6 Months	1 Year	5 Years	10 Years
Fund: Schwab U.S. Aggregate Bond ETF (07/14/2011)
Market Price Return 2	-0.63%	2.46%	-0.29%	1.26%
NAV Return 2	-0.63%	2.59%	-0.29%	1.28%
Bloomberg US Aggregate Bond Index	-0.71%	2.63%	-0.23%	1.35%

All total returns on this page assume dividends and distributions were reinvested. Index figures do not include trading and management costs, which would lower performance. Indices are unmanaged and cannot be invested in directly. Performance results less than one year are not annualized.
For index definitions, please see www.schwabassetmanagement.com/glossary.
Shares are bought and sold at market price, which may be higher or lower than the net asset value (NAV). Brokerage commissions will reduce returns.
Index ownership — Bloomberg
®
and Bloomberg US Aggregate Bond Index are service marks of Bloomberg Finance L.P. and its affiliates, including Bloomberg Index Services
Limited (BISL), the administrator of the indices (collectively, Bloomberg). Bloomberg is not affiliated with Charles Schwab Investment Management, Inc., and Bloomberg does not approve, endorse, review, or recommend Schwab U.S. Aggregate Bond ETF. Bloomberg does not guarantee the timeliness, accurateness, or completeness of any data or information relating to Schwab U.S. Aggregate Bond ETF.
1
Performance does not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares.
2
ETF performance must be shown based on both a Market Price and a NAV basis. The fund’s per share NAV is the value of one share of the fund. NAV is calculated by taking the fund’s total assets (including the fair value of securities owned), subtracting liabilities, and dividing by the number of shares outstanding. The NAV Return is based on the NAV of the fund, and the Market Price Return is based on the market price per share of the fund. The price used to calculate market return (Market Price) is determined using the Official Closing Price of the primary stock exchange (generally, 4:00 p.m. Eastern time) and may not represent the returns you would receive if shares were traded at other times. Market Price and NAV returns assume that dividends and capital gain distributions have been reinvested in the fund at Market Price and NAV, respectively.

Performance Inception Date	Jul. 14, 2011
Updated Performance Information Location [Text Block]	To obtain performance information current to the most recent month end, please visit www.schwabassetmanagement.com/schwabetfs_prospectus .
Net Assets	$ 7,679,000,000
Holdings Count | Holding	10,378
Investment Company, Portfolio Turnover	26.00%
Additional Fund Statistics [Text Block]
Statistics

Net Assets (millions)	$7,679
Number of Holdings	10,378
Portfolio Turnover Rate (not annualized; excludes in-kind transactions)	26%
Weighted Average Maturity	8.4 Yrs
Weighted Average Duration	6.0 Yrs

Holdings [Text Block]
Portfolio Composition By Security Type % of Investments

Portfolio holdings may have changed since the report date.
An index is a statistical composite of a specified financial market or sector. Unlike the fund, an index does not actually hold a portfolio of securities and its return is not inclusive of operational and transaction costs incurred by the fund.
Fixed-income securities are subject to increased loss of principal during periods of rising interest rates. An investment in the fund is not insured or guaranteed by the Federal
Deposit Insurance Corporation (FDIC) or any other government agency.
1
The fund may seek to obtain exposure to U.S. agency mortgage pass-through securities, in part or in full, through the use of “to-be-announced” or “TBA” transactions, which are standardized contracts for future delivery of mortgage pass-through securities in which the exact mortgage pools to be delivered are not specified until a few days prior to settlement. These transactions represented approximately 1.2% of total investments on June 30, 2024.
2
Includes the fund’s position in money market mutual funds registered under the Investment Company Act of 1940, as amended.

Schwab 1-5 Year Corporate Bond ETF
Shareholder Report [Line Items]
Fund Name	Schwab 1-5 Year Corporate Bond ETF
Class Name	Schwab 1-5 Year Corporate Bond ETF
Trading Symbol	SCHJ
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This semiannual shareholder report contains important information about the fund for the period of January 1, 2024, to June 30, 2024.
Shareholder Report Annual or Semi-Annual	semi annual shareholder report
Additional Information [Text Block]
You can find additional information about the fund at
www.schwabassetmanagement.com/schwabetfs_prospectus
.
You can
also request this information by calling
1-866-414-6349
or by sending an email request to
orders@mysummaryprospectus.com
.

Additional Information Phone Number	1-866-414-6349
Additional Information Email	orders@mysummaryprospectus.com
Additional Information Website	www.schwabassetmanagement.com/schwabetfs_prospectus
Expenses [Text Block]
FUND COSTS FOR THE LAST six months ENDED June 30, 2024
(BASED ON A HYPOTHETICAL $10,000 INVESTMENT)

	COSTS OF A $10,000 INVESTMENT	COSTS PAID AS A PERCENTAGE OF A $10,000 INVESTMENT
Schwab 1-5 Year Corporate Bond ETF	$2	0.03%

Expenses Paid, Amount	$ 2
Expense Ratio, Percent	0.03%
Performance Past Does Not Indicate Future [Text]	The performance data quoted represents past performance. Past performance does not guarantee future results.
Average Annual Return [Table Text Block]
Average Annual Total Returns
1

Fund and Inception Date	6 Months	1 Year	Since Inception*
Fund: Schwab 1-5 Year Corporate Bond ETF (10/10/2019)
Market Price Return 2	1.43%	5.80%	1.43%
NAV Return 2	1.56%	5.93%	1.44%
Bloomberg US Aggregate Bond Index 3	-0.71%	2.63%	-0.80%
Bloomberg US 1-5 Year Corporate Bond Index	1.56%	6.01%	1.52%

All total returns on this page assume dividends and distributions were reinvested. Index figures do not include trading and management costs, which would lower performance. Indices are unmanaged and cannot be invested in directly. Performance results less than one year are not annualized.
For index definitions, please see www.schwabassetmanagement.com/glossary.
Shares are bought and sold at market price, which may be higher or lower than the net asset value (NAV). Brokerage commissions will reduce returns.
Index ownership — Bloomberg
®
and Bloomberg US 1-5 Year Corporate Bond Index are service marks of Bloomberg Finance L.P. and its affiliates, including Bloomberg Index
Services Limited (BISL), the administrator of the indices (collectively, Bloomberg). Bloomberg is not affiliated with Charles Schwab Investment Management, Inc., and
Bloomberg does not approve, endorse, review, or recommend Schwab 1-5 Year Corporate Bond ETF. Bloomberg does not guarantee the timeliness, accurateness, or completeness of any data or information relating to Schwab 1-5 Year Corporate Bond ETF.
*
Inception (10/10/2019) represents the date that the shares began trading in the secondary market.
1
Performance does not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares.
2
ETF performance must be shown based on both a Market Price and a NAV basis. The fund’s per share NAV is the value of one share of the fund. NAV is calculated by taking the fund’s total assets (including the fair value of securities owned), subtracting liabilities, and dividing by the number of shares outstanding. The NAV Return is based on the NAV of the fund, and the Market Price Return is based on the market price per share of the fund. The price used to calculate market return (Market Price) is determined using the Official Closing Price of the primary stock exchange (generally, 4:00 p.m. Eastern time) and may not represent the returns you would receive if shares were traded at other times. NAV is used as a proxy for purposes of calculating Market Price Return on inception date. Market Price and NAV returns assume that dividends and capital gain distributions have been reinvested in the fund at Market Price and NAV, respectively.
3
In anticipation of new regulatory requirements, the fund’s regulatory index has changed from the Bloomberg US 1-5 Year Corporate Bond Index to the Bloomberg US
Aggregate Bond Index. The Bloomberg US Aggregate Bond Index provides a broad measure of market performance. The fund generally invests in securities that are included in the Bloomberg US 1-5 Year Corporate Bond Index. The fund does not seek to track the regulatory index.

Performance Inception Date	Oct. 10, 2019
Updated Performance Information Location [Text Block]	To obtain performance information current to the most recent month end, please visit www.schwabassetmanagement.com/schwabetfs_prospectus .
Net Assets	$ 408,158,000
Holdings Count | Holding	2,604
Investment Company, Portfolio Turnover	19.00%
Additional Fund Statistics [Text Block]
Statistics

Net Assets (thousands)	$408,158
Number of Holdings (excludes derivatives)	2,604
Portfolio Turnover Rate (not annualized; excludes in-kind transactions)	19%
Weighted Average Maturity	2.9 Yrs
Weighted Average Duration	2.6 Yrs

Holdings [Text Block]
Portfolio Composition By Security Type % of Investments
1

Portfolio holdings may have changed since the report date.
An index is a statistical composite of a specified financial market or sector. Unlike the fund, an index does not actually hold a portfolio of securities and its return is not inclusive of operational and transaction costs incurred by the fund.
Fixed-income securities are subject to increased loss of principal during periods of rising interest rates. An investment in the fund is not insured or guaranteed by the Federal
Deposit Insurance Corporation (FDIC) or any other government agency.
1
Excludes derivatives.
2
Includes the fund’s position in money market mutual funds registered under the Investment Company Act of 1940, as amended.

Schwab 5-10 Year Corporate Bond ETF
Shareholder Report [Line Items]
Fund Name	Schwab 5-10 Year Corporate Bond ETF
Class Name	Schwab 5-10 Year Corporate Bond ETF
Trading Symbol	SCHI
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This semiannual shareholder report contains important information about the fund for the period of January 1, 2024, to June 30, 2024.
Shareholder Report Annual or Semi-Annual	semi annual shareholder report
Additional Information [Text Block]
You can find additional information about the fund at
www.schwabassetmanagement.com/schwabetfs_prospectus
.
You can
also request this information by calling
1-866-414-6349
or by sending an email request to
orders@mysummaryprospectus.com
.

Additional Information Phone Number	1-866-414-6349
Additional Information Email	orders@mysummaryprospectus.com
Additional Information Website	www.schwabassetmanagement.com/schwabetfs_prospectus
Expenses [Text Block]
FUND COSTS FOR THE LAST six months ENDED June 30, 2024
(BASED ON A HYPOTHETICAL $10,000 INVESTMENT)

	COSTS OF A $10,000 INVESTMENT	COSTS PAID AS A PERCENTAGE OF A $10,000 INVESTMENT
Schwab 5-10 Year Corporate Bond ETF	$1	0.03%

Expenses Paid, Amount	$ 1
Expense Ratio, Percent	0.03%
Performance Past Does Not Indicate Future [Text]	The performance data quoted represents past performance. Past performance does not guarantee future results.
Average Annual Return [Table Text Block]
Average Annual Total Returns
1

Fund and Inception Date	6 Months	1 Year	Since Inception*
Fund: Schwab 5-10 Year Corporate Bond ETF (10/10/2019)
Market Price Return 2	0.27%	5.38%	0.38%
NAV Return 2	0.27%	5.66%	0.40%
Bloomberg US Aggregate Bond Index 3	-0.71%	2.63%	-0.80%
Bloomberg US 5-10 Year Corporate Bond Index	0.19%	5.72%	0.47%

All total returns on this page assume dividends and distributions were reinvested. Index figures do not include trading and management costs, which would lower performance. Indices are unmanaged and cannot be invested in directly. Performance results less than one year are not annualized.
For index definitions, please see www.schwabassetmanagement.com/glossary.
Shares are bought and sold at market price, which may be higher or lower than the net asset value (NAV). Brokerage commissions will reduce returns.
Index ownership — Bloomberg
®
and Bloomberg US 5-10 Year Corporate Bond Index are service marks of Bloomberg Finance L.P. and its affiliates, including Bloomberg Index
Services Limited (BISL), the administrator of the indices (collectively, Bloomberg). Bloomberg is not affiliated with Charles Schwab Investment Management, Inc., and
Bloomberg does not approve, endorse, review, or recommend Schwab 5-10 Year Corporate Bond ETF. Bloomberg does not guarantee the timeliness, accurateness, or completeness of any data or information relating to Schwab 5-10 Year Corporate Bond ETF.
*
Inception (10/10/2019) represents the date that the shares began trading in the secondary market.
1
Performance does not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares.
2
ETF performance must be shown based on both a Market Price and a NAV basis. The fund’s per share NAV is the value of one share of the fund. NAV is calculated by taking the fund’s total assets (including the fair value of securities owned), subtracting liabilities, and dividing by the number of shares outstanding. The NAV Return is based on the NAV of the fund, and the Market Price Return is based on the market price per share of the fund. The price used to calculate market return (Market Price) is determined using the Official Closing Price of the primary stock exchange (generally, 4:00 p.m. Eastern time) and may not represent the returns you would receive if shares were traded at other times. NAV is used as a proxy for purposes of calculating Market Price Return on inception date. Market Price and NAV returns assume that dividends and capital gain distributions have been reinvested in the fund at Market Price and NAV, respectively.
3
In anticipation of new regulatory requirements, the fund’s regulatory index has changed from the Bloomberg US 5-10 Year Corporate Bond Index to the Bloomberg US
Aggregate Bond Index. The Bloomberg US Aggregate Bond Index provides a broad measure of market performance. The fund generally invests in securities that are included in the Bloomberg US 5-10 Year Corporate Bond Index. The fund does not seek to track the regulatory index.

Performance Inception Date	Oct. 10, 2019
Updated Performance Information Location [Text Block]	To obtain performance information current to the most recent month end, please visit www.schwabassetmanagement.com/schwabetfs_prospectus .
Net Assets	$ 6,598,000,000
Holdings Count | Holding	2,191
Investment Company, Portfolio Turnover	17.00%
Additional Fund Statistics [Text Block]
Statistics

Net Assets (millions)	$6,598
Number of Holdings (excludes derivatives)	2,191
Portfolio Turnover Rate (not annualized; excludes in-kind transactions)	17%
Weighted Average Maturity	7.4 Yrs
Weighted Average Duration	6.1 Yrs

Holdings [Text Block]
Portfolio Composition By Security Type % of Investments
1

Portfolio holdings may have changed since the report date.
An index is a statistical composite of a specified financial market or sector. Unlike the fund, an index does not actually hold a portfolio of securities and its return is not inclusive of operational and transaction costs incurred by the fund.
Fixed-income securities are subject to increased loss of principal during periods of rising interest rates. An investment in the fund is not insured or guaranteed by the Federal
Deposit Insurance Corporation (FDIC) or any other government agency.
1
Excludes derivatives.
2
Includes the fund’s position in money market mutual funds registered under the Investment Company Act of 1940, as amended.

Schwab Municipal Bond ETF
Shareholder Report [Line Items]
Fund Name	Schwab Municipal Bond ETF
Class Name	Schwab Municipal Bond ETF
Trading Symbol	SCMB
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This semiannual shareholder report contains important information about the fund for the period of January 1, 2024, to June 30, 2024.
Shareholder Report Annual or Semi-Annual	semi annual shareholder report
Additional Information [Text Block]
You can find additional information about the fund at
www.schwabassetmanagement.com/schwabetfs_prospectus
. You can
also request this information by calling
1-866-414-6349
or by sending an email request to
orders@mysummaryprospectus.com
.

Additional Information Phone Number	1-866-414-6349
Additional Information Email	orders@mysummaryprospectus.com
Additional Information Website	www.schwabassetmanagement.com/schwabetfs_prospectus
Expenses [Text Block]
FUND COSTS FOR THE LAST six months ENDED June 30, 2024
(BASED ON A HYPOTHETICAL $10,000 INVESTMENT)

	COSTS OF A $10,000 INVESTMENT	COSTS PAID AS A PERCENTAGE OF A $10,000 INVESTMENT
Schwab Municipal Bond ETF	$1	0.03%

Expenses Paid, Amount	$ 1
Expense Ratio, Percent	0.03%
Performance Past Does Not Indicate Future [Text]	The performance data quoted represents past performance. Past performance does not guarantee future results.
Average Annual Return [Table Text Block]
Average Annual Total Returns
1

Fund and Inception Date	6 Months	1 Year	Since Inception*
Fund: Schwab Municipal Bond ETF (10/12/2022)
Market Price Return 2	-0.91%	2.51%	4.73%
NAV Return 2	-0.40%	2.93%	4.89%
Bloomberg Municipal Bond Index 3	-0.40%	3.21%	5.33%
ICE AMT-Free Core U.S. National Municipal Index	-0.30%	3.06%	4.93%

All total returns on this page assume dividends and distributions were reinvested. Index figures do not include trading and management costs, which would lower performance. Indices are unmanaged and cannot be invested in directly. Performance results less than one year are not annualized.
For index definitions, please see www.schwabassetmanagement.com/glossary.
Shares are bought and sold at market price, which may be higher or lower than the net asset value (NAV). Brokerage commissions will reduce returns.
“ICE
®
” is a registered trademark of ICE Data Indices, LLC or its affiliates. This trademark has been licensed, along with the ICE AMT-Free Core U.S. National Municipal Index
(“Index”) for use by Charles Schwab Investment Management, Inc., dba Schwab Asset Management, in connection with the Schwab Municipal Bond ETF. The Schwab
Municipal Bond ETF is not sponsored, endorsed, sold or promoted by ICE Data Indices, LLC, its affiliates or its Third Party Suppliers (“ICE Data and its Suppliers”). ICE Data and
its Suppliers make no representations or warranties regarding the advisability of investing in the Schwab Municipal Bond ETF.
*
Inception (10/12/2022) represents the date that the shares began trading in the secondary market.
1
Performance does not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares.
2
ETF performance must be shown based on both a Market Price and a NAV basis. The fund’s per share NAV is the value of one share of the fund. NAV is calculated by taking the fund’s total assets (including the fair value of securities owned), subtracting liabilities, and dividing by the number of shares outstanding. The NAV Return is based on the NAV of the fund, and the Market Price Return is based on the market price per share of the fund. The price used to calculate market return (Market Price) is determined using the Official Closing Price of the primary stock exchange (generally, 4:00 p.m. Eastern time) and may not represent the returns you would receive if shares were traded at other times. NAV is used as a proxy for purposes of calculating Market Price Return on inception date. Market Price and NAV returns assume that dividends and capital gain distributions have been reinvested in the fund at Market Price and NAV, respectively
.
3
In anticipation of new regulatory requirements, the fund’s regulatory index has changed from the ICE AMT-Free Core U.S. National Municipal Index to the Bloomberg
Municipal Bond Index. The Bloomberg Municipal Bond Index provides a broad measure of market performance. The fund generally invests in securities that are included in the ICE AMT-Free Core U.S. National Municipal Index. The fund does not seek to track the regulatory index.

Performance Inception Date	Oct. 12, 2022
Updated Performance Information Location [Text Block]	To obtain performance information current to the most recent month end, please visit www.schwabassetmanagement.com/schwabetfs_prospectus .
Net Assets	$ 347,840,000
Holdings Count | Holding	2,385
Investment Company, Portfolio Turnover	15.00%
Additional Fund Statistics [Text Block]
Statistics

Net Assets (thousands)	$347,840
Number of Holdings	2,385
Portfolio Turnover Rate (not annualized; excludes in-kind transactions)	15%
Weighted Average Maturity	7.6 Yrs
Weighted Average Duration	6.1 Yrs

Holdings [Text Block]
Portfolio Composition By Security Type % of Investments

Portfolio holdings may have changed since the report date.
An index is a statistical composite of a specified financial market or sector. Unlike the fund, an index does not actually hold a portfolio of securities and its return is not inclusive of operational and transaction costs incurred by the fund.
Fixed-income securities are subject to increased loss of principal during periods of rising interest rates. An investment in the fund is not insured or guaranteed by the Federal
Deposit Insurance Corporation (FDIC) or any other government agency.